Trade Accounts Receivable (Details) - Schedule of Trade Accounts Receivable - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current receivables
Current receivables, subtotal	$ 2,724,599	$ 2,772,876		$ 3,106,792
Overdue receivables:
Overdue receivables, subtotal	565,935	617,980		771,333
Trade accounts receivable, net	3,290,534 [1]	3,390,856	[1]	3,878,125	[2]
Expected credit losses	(85,805)	(84,913)		(82,636)
Present value adjustment	(4,478)	(5,825)	[3]	(6,978)	[3]
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables, subtotal	398,590	397,753		482,104
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables, subtotal	65,474	93,175		113,266
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal	29,652	29,490		66,493
Above 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal	162,502	188,300		199,084
Domestic sales [Member]
Current receivables
Current receivables, subtotal	1,836,893	1,920,310		2,137,350
Foreign sales [Member]
Current receivables
Current receivables, subtotal	$ 887,706	$ 852,566		$ 969,442

[1]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.
[2]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.
[3]	The Group discounts its receivables to present value using interest rates directly related to customer credit profiles. The monthly interest used to calculate the present value of outstanding receivables on December 31, 2023 were, mostly in Brazil, 1.2%, and 1.3% at December 31, 2022). Realization of the present value adjustment is recognized as deduction item to sales revenue.